Key Management Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries, bonuses, director fees and other short-term benefits	$ 19	$ 21
Post-employment benefits	2	6
Key management personnel compensation	46	64
Share option compensation expense
Disclosure of transactions between related parties [line items]
Compensation expense	7	10
Compensation expense related to Units
Disclosure of transactions between related parties [line items]
Compensation expense	$ 18	$ 27